Financial Instruments - Maturity Dates for Financial Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Accounts payable	$ 1,341	$ 803
Accrued liabilities	4,209	3,064
Long-term debt	11,445	14,694
Other long-term liabilities	8,161	8,384
Interest and other financing expense	670	743	$ 828
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	11,514	$ 14,781
Less than 1 year | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	404
Less than 1 year | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Accounts payable	1,341
Accrued liabilities	4,209
Other long-term liabilities	247
Lease payments included In liablities	244
Less than 1 year | Liquidity risk | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	404
Interest and other financing expense	584
1 to less than 2 years | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	1,009
1 to less than 2 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Accounts payable	0
Accrued liabilities	0
Other long-term liabilities	156
Lease payments included In liablities	156
1 to less than 2 years | Liquidity risk | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	1,009
Interest and other financing expense	577
2 to less than 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Accounts payable	0
Accrued liabilities	0
Other long-term liabilities	416
Lease payments included In liablities	416
2 to less than 5 years | Liquidity risk | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	3,757
Interest and other financing expense	1,410
Thereafter | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	6,344
Thereafter | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Accounts payable	0
Accrued liabilities	0
Other long-term liabilities	724
Lease payments included In liablities	724
Thereafter | Liquidity risk | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	6,344
Interest and other financing expense	$ 3,790